Quarterly Holdings Report
for
Fidelity® Global High Income Fund
January 31, 2022
GHI-NPRT3-0422
1.926257.110
Corporate Bonds - 80.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.2%
Banks & Thrifts - 0.3%
Citigroup Global Markets Funding Luxembourg SCA 0% 7/25/24 (Reg. S)	HKD	2,000,000	297,035
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24		120,000	114,922
3.375% 8/15/26		506,000	470,980
			585,902
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		47,694	149,759
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		27,566	95,654
			245,413
Telecommunications - 0.2%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	102,649
Telecom Italia SpA 1.125% 3/26/22 (Reg. S)	EUR	100,000	112,426
			215,075
TOTAL CONVERTIBLE BONDS			1,343,425
Nonconvertible Bonds - 78.8%
Aerospace - 1.6%
Allegheny Technologies, Inc.:
4.875% 10/1/29		35,000	34,364
5.125% 10/1/31		25,000	24,479
5.875% 12/1/27		70,000	71,335
Bombardier, Inc.:
6% 2/15/28 (d)		110,000	106,493
7.125% 6/15/26 (d)		100,000	101,692
7.5% 12/1/24 (d)		96,000	99,370
7.5% 3/15/25 (d)		160,000	162,000
7.875% 4/15/27 (d)		260,000	262,530
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	76,889
Moog, Inc. 4.25% 12/15/27 (d)		20,000	20,071
Rolls-Royce PLC 5.75% 10/15/27 (d)		55,000	57,708
TransDigm, Inc.:
4.875% 5/1/29		200,000	192,021
5.5% 11/15/27		335,000	336,675
7.5% 3/15/27		200,000	207,538
Wolverine Escrow LLC 8.5% 11/15/24 (d)		45,000	39,153
			1,792,318
Air Transportation - 1.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		200,000	190,000
Air Canada 3.875% 8/15/26 (d)		135,000	131,678
Air France KLM 3.875% 7/1/26 (Reg. S)	EUR	100,000	108,874
Azul Investments LLP 5.875% 10/26/24 (d)		200,000	183,750
Deutsche Lufthansa AG 2.875% 5/16/27 (Reg. S)	EUR	200,000	221,333
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)		55,000	56,247
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		55,000	58,438
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	42,142
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	79,408
4.625% 4/15/29 (d)		80,000	79,158
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	66,372
			1,217,400
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31		200,000	197,690
Automotive & Auto Parts - 1.8%
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	131,152
Dana, Inc. 4.25% 9/1/30		40,000	38,750
EC Finance PLC 3% 10/15/26 (Reg. S)	EUR	107,000	120,930
Faurecia SA 2.75% 2/15/27 (Reg. S)	EUR	236,000	263,748
Ford Motor Co. 3.25% 2/12/32		140,000	133,771
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	47,580
3.087% 1/9/23		200,000	200,500
3.25% 9/15/25	EUR	100,000	118,644
5.125% 6/16/25		170,000	178,713
Jaguar Land Rover Automotive PLC 6.875% 11/15/26 (Reg. S)	EUR	100,000	123,444
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	67,419
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	44,550
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		25,000	25,250
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	19,586
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)		305,000	308,050
Thor Industries, Inc. 4% 10/15/29 (d)		100,000	95,250
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	47,868
			1,965,205
Banks & Thrifts - 2.5%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	197,000
Ally Financial, Inc.:
8% 11/1/31		155,000	206,077
8% 11/1/31		188,000	254,780
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (f)	EUR	100,000	84,820
Banco Comercial Portugues SA:
1.75% 4/7/28 (Reg. S) (f)	EUR	100,000	104,512
4% 5/17/32 (Reg. S) (f)	EUR	100,000	109,377
Banco de Credito Social Cooperativo SA 5.25% 11/27/31 (Reg. S) (f)	EUR	100,000	114,480
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	154,594
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	126,436
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	205,750
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		25,000	25,775
Biz Finance PLC 9.625% 4/27/22 (d)		12,500	11,979
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	238,750
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	249,158
Industrial Senior Trust 5.5% 11/1/22 (d)		200,000	202,350
Mongolian Mortgage Corp. HFC LLC 8.85% 2/8/24 (Reg. S)		200,000	189,522
TBC Bank JSC 5.75% 6/19/24 (d)		200,000	208,600
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)		130,000	129,188
			2,813,148
Broadcasting - 1.4%
Cable Onda SA 4.5% 1/30/30 (d)		200,000	203,100
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	77,719
7.75% 4/15/28 (d)		35,000	36,313
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	32,375
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		90,000	88,740
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	76,875
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	47,718
5.375% 1/15/31 (d)		25,000	24,728
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	61,200
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		315,000	304,763
4.125% 7/1/30 (d)		175,000	166,728
5% 8/1/27 (d)		65,000	66,372
Tegna, Inc. 5% 9/15/29		85,000	83,654
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		200,000	124,000
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	116,035
			1,510,320
Building Materials - 1.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		315,000	317,259
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	208,000
Dar Al-Arkan Sukuk Co. Ltd. 6.875% 3/21/23 (Reg. S)		200,000	205,600
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (d)		60,000	58,275
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	113,131
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		20,000	19,819
PGT Innovations, Inc. 4.375% 10/1/29 (d)		365,000	352,010
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	53,161
6% 12/1/29 (d)		55,000	53,422
6.125% 7/1/29 (d)		30,000	29,400
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	91,717
			1,501,794
Cable/Satellite TV - 3.4%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	205,128
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	95,398
4.25% 1/15/34 (d)		115,000	106,404
4.5% 8/15/30 (d)		195,000	190,125
4.5% 6/1/33 (d)		120,000	114,132
4.75% 3/1/30 (d)		290,000	287,766
5.125% 5/1/27 (d)		425,000	435,646
CSC Holdings LLC:
3.375% 2/15/31 (d)		175,000	152,688
4.5% 11/15/31 (d)		65,000	60,563
4.625% 12/1/30 (d)		75,000	66,750
5% 11/15/31 (d)		65,000	58,570
5.375% 2/1/28 (d)		255,000	255,750
5.5% 4/15/27 (d)		115,000	117,562
5.75% 1/15/30 (d)		100,000	94,228
6.5% 2/1/29 (d)		165,000	171,782
7.5% 4/1/28 (d)		230,000	237,760
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)		80,000	80,296
DISH DBS Corp.:
5% 3/15/23		250,000	253,961
5.25% 12/1/26 (d)		45,000	43,650
5.75% 12/1/28 (d)		45,000	43,061
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	144,402
6.5% 9/15/28 (d)		110,000	106,150
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	111,630
Ziggo Bond Co. BV:
3.375% 2/28/30 (Reg. S)	EUR	100,000	103,691
5.125% 2/28/30 (d)		35,000	33,202
6% 1/15/27 (d)		160,000	163,800
Ziggo BV 4.875% 1/15/30 (d)		50,000	48,375
			3,782,470
Capital Goods - 0.1%
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	90,000	103,984
Chemicals - 2.9%
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	51,860
5.375% 3/15/44		145,000	175,450
Consolidated Energy Finance SA 6.5% 5/15/26 (d)		95,000	96,663
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	227,499
CVR Partners LP 6.125% 6/15/28 (d)		90,000	91,459
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	196,904
3.375% 5/12/26 (Reg. S)		200,000	196,904
GrafTech Finance, Inc. 4.625% 12/15/28 (d)		50,000	48,292
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	107,452
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(f)		185,000	188,238
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25% 12/15/25 (d)		35,000	36,050
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	9,350
7% 12/31/27 (d)		15,000	13,575
LSB Industries, Inc. 6.25% 10/15/28 (d)		20,000	20,300
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	214,413
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	71,438
OCP SA:
3.75% 6/23/31 (d)		200,000	192,000
4.5% 10/22/25 (d)		200,000	207,288
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	197,000
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	65,625
6.625% 5/1/29 (d)		45,000	42,046
The Chemours Co. LLC:
4.625% 11/15/29 (d)		70,000	66,675
5.375% 5/15/27		240,000	246,706
5.75% 11/15/28 (d)		245,000	248,768
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	52,881
Valvoline, Inc. 4.25% 2/15/30 (d)		45,000	43,467
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)		70,000	69,649
5.625% 8/15/29 (d)		70,000	67,550
			3,245,502
Consumer Products - 1.5%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		200,000	175,325
Central Garden & Pet Co. 4.125% 10/15/30		35,000	33,644
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	42,638
5.875% 4/1/29 (d)		45,000	41,410
Gannett Holdings LLC 6% 11/1/26 (d)		45,000	45,563
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	86,800
Mattel, Inc. 3.375% 4/1/26 (d)		20,000	19,915
Meituan 2.125% 10/28/25 (d)		200,000	188,580
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	62,590
7.875% 5/1/29 (d)		95,000	86,925
Natura Cosmeticos SA 4.125% 5/3/28 (d)		200,000	194,185
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	80,455
Prosus NV 4.027% 8/3/50 (d)		200,000	173,504
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)		10,000	10,072
SIG PLC 5.25% 11/30/26 (Reg. S)	EUR	112,000	123,373
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		30,000	28,200
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		75,000	69,944
4% 4/15/29 (d)		60,000	57,521
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	38,200
TKC Holdings, Inc. 10.5% 5/15/29 (d)		75,000	78,375
			1,637,219
Containers - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		70,000	70,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (d)		150,000	147,000
Ball Corp. 4.875% 3/15/26		85,000	90,313
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	40,950
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	30,450
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		35,000	33,600
OI European Group BV 4.75% 2/15/30 (d)		90,000	87,417
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	200,000	221,326
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	40,325
			762,081
Diversified Financial Services - 3.6%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	28,605
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		300,000	269,037
3.625% 10/1/31 (d)		185,000	161,181
Cullinan Holdco SCSp 4.625% 10/15/26 (Reg. S)	EUR	104,000	113,990
Dovalue SpA 3.375% 7/31/26 (Reg. S)	EUR	125,000	139,799
FLY Leasing Ltd. 7% 10/15/24 (d)		105,000	101,063
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	199,000
6.85% 7/2/24 (Reg. S)		200,000	199,000
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	114,828
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	25,500
HTA Group Ltd. 7% 12/18/25 (d)		200,000	207,413
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	156,840
4.75% 9/15/24		90,000	91,294
5.25% 5/15/27		260,000	260,975
6.25% 5/15/26		260,000	267,280
6.375% 12/15/25		295,000	300,283
Intertrust Group BV 3.375% 11/15/25 (Reg. S)	EUR	100,000	113,193
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	106,994
OneMain Finance Corp.:
4% 9/15/30		165,000	153,578
6.875% 3/15/25		75,000	81,375
7.125% 3/15/26		200,000	219,867
8.875% 6/1/25		75,000	79,606
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	20,501
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	196,250
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	108,834
3.875% 7/15/26 (Reg. S)	EUR	125,000	140,712
Vivion Investments SARL 3% 8/8/24 (Reg. S)	EUR	100,000	106,754
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (c)(e)		200,000	20,100
			3,983,852
Diversified Media - 0.3%
Allen Media LLC 10.5% 2/15/28 (d)		155,000	154,896
Lamar Media Corp. 4.875% 1/15/29		45,000	45,714
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	94,995
			295,605
Energy - 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	142,100
5.75% 1/15/28 (d)		60,000	61,188
Apache Corp. 4.625% 11/15/25		55,000	57,378
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	70,277
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	191,000
California Resources Corp. 7.125% 2/1/26 (d)		95,000	98,747
Canacol Energy Ltd. 5.75% 11/24/28 (d)		200,000	194,100
Cheniere Energy, Inc. 4.625% 10/15/28		180,000	182,700
Chesapeake Energy Corp. 6.75% 4/15/29 (d)		60,000	64,125
China Oil & Gas Group Ltd. 4.7% 6/30/26 (Reg. S)		200,000	200,288
Citgo Holding, Inc. 9.25% 8/1/24 (d)		70,000	69,908
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	69,650
7% 6/15/25 (d)		130,000	130,975
CNX Resources Corp. 6% 1/15/29 (d)		25,000	25,750
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		80,000	81,300
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	49,693
6.75% 3/1/29 (d)		90,000	92,591
7.5% 5/15/25 (d)		72,000	73,238
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	287,138
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	25,236
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	135,100
5.75% 2/15/28 (d)		140,000	134,400
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(f)		60,000	57,168
8.125% 8/16/30		5,000	6,525
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	45,653
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		110,000	113,163
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	73,987
4.375% 6/15/31 (d)		75,000	74,063
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		125,000	129,321
6.625% 7/15/25 (d)		55,000	57,486
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	40,070
4.875% 3/30/26 (Reg. S) (d)		40,000	39,250
Energo-Pro A/S 4% 12/7/22 (Reg. S)	EUR	100,000	112,120
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	176,252
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	25,668
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	73,150
EQT Corp.:
3.125% 5/15/26 (d)		50,000	48,875
3.625% 5/15/31 (d)		50,000	49,500
5% 1/15/29		55,000	57,888
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27		65,000	65,415
GeoPark Ltd.:
5.5% 1/17/27 (d)		200,000	188,000
6.5% 9/21/24 (d)		200,000	204,350
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	56,817
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	140,598
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		50,000	48,250
5.125% 6/15/28 (d)		80,000	81,519
5.625% 2/15/26 (d)		100,000	102,000
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	193,000
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		200,000	198,038
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	207,000
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	51,300
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		285,000	278,374
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	166,175
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	157,125
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		320,000	305,280
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	203,250
MEG Energy Corp. 5.875% 2/1/29 (d)		110,000	111,788
Nabors Industries, Inc. 5.75% 2/1/25		105,000	97,125
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	52,113
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	193,040
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	93,825
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		400,000	109,000
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	37,141
5.875% 9/1/25		40,000	42,750
6.125% 1/1/31		80,000	92,340
6.375% 9/1/28		345,000	392,438
6.6% 3/15/46		55,000	69,145
6.625% 9/1/30		195,000	228,834
6.95% 7/1/24		65,000	70,850
7.5% 5/1/31		230,000	284,142
8.875% 7/15/30		145,000	187,945
Oleoducto Central SA 4% 7/14/27 (d)		200,000	194,110
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	201,288
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	112,400
7.25% 6/15/25		70,000	55,542
9.25% 5/15/25 (d)		145,000	141,375
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	127,725
Petrobras Global Finance BV 5.6% 1/3/31		65,000	67,015
Petroleos Mexicanos:
4.25% 1/15/25		185,000	185,925
6.49% 1/23/27		175,000	182,613
7.69% 1/23/50		75,000	69,300
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		100,000	98,269
Rio Oil Finance Trust 9.25% 7/6/24 (d)		42,737	45,416
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	195,300
3.5% 4/16/29 (d)		200,000	208,800
SM Energy Co.:
5% 1/15/24		65,000	65,033
6.5% 7/15/28		25,000	25,825
6.625% 1/15/27		65,000	66,788
6.75% 9/15/26		25,000	25,250
Southwestern Energy Co.:
4.75% 2/1/32		65,000	64,890
5.375% 2/1/29		115,000	116,941
8.375% 9/15/28		60,000	65,832
SUEK Securities DAC 3.375% 9/15/26 (d)		200,000	189,180
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	48,949
6% 4/15/27		175,000	180,583
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		55,000	52,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31		55,000	57,475
6.5% 7/15/27		40,000	42,452
6.875% 1/15/29		70,000	76,563
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		200,000	191,300
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		170,000	170,425
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		70,819	68,340
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	62,650
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	168,000
10.25% 5/15/26 (d)		415,000	419,150
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	35,538
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		63,329	3,166
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (f)		10,000	10,400
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	69,877
4.125% 8/15/31 (d)		70,000	70,454
Viper Energy Partners LP 5.375% 11/1/27 (d)		30,000	30,975
YPF SA 8.5% 3/23/25 (d)		324,625	279,119
			12,868,746
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	78,820
Environmental - 0.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)		40,000	39,736
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	52,388
5.875% 6/30/29 (d)		85,000	78,557
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	123,913
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	33,250
			327,844
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	33,046
4.625% 1/15/27 (d)		130,000	133,055
4.875% 2/15/30 (d)		275,000	280,156
Camposol SA 6% 2/3/27 (d)		200,000	203,175
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	32,200
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	23,558
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	104,000
			809,190
Food/Beverage/Tobacco - 2.5%
Adecoagro SA 6% 9/21/27 (d)		150,000	153,216
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	36,707
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	203,000
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	29,996
7.5% 4/15/25 (d)		15,000	15,311
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		80,000	88,400
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		200,000	194,002
JBS U.S.A. Food Co. 5.75% 1/15/28 (d)		300,000	312,753
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		185,000	197,258
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		120,000	127,272
6.5% 4/15/29 (d)		80,000	86,900
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		48,000	50,760
Kraft Heinz Foods Co.:
2.25% 5/25/28 (Reg. S)	EUR	100,000	118,884
4.375% 6/1/46		15,000	15,851
4.875% 10/1/49		85,000	96,899
5.5% 6/1/50		25,000	30,955
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		70,000	69,153
MARB BondCo PLC 3.95% 1/29/31 (d)		200,000	183,372
MHP SA 7.75% 5/10/24 (d)		100,000	90,519
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		75,000	80,261
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	37,532
5.5% 10/15/27 (d)		100,000	102,306
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		80,000	78,935
Post Holdings, Inc. 4.625% 4/15/30 (d)		195,000	187,931
Simmons Foods, Inc. 4.625% 3/1/29 (d)		40,000	38,350
TreeHouse Foods, Inc. 4% 9/1/28		20,000	18,700
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	28,125
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		35,000	34,038
4.75% 2/15/29 (d)		80,000	78,516
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	42,450
			2,828,352
Gaming - 2.9%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	20,300
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		90,000	86,166
6.25% 7/1/25 (d)		110,000	113,825
8.125% 7/1/27 (d)		275,000	295,969
Cirsa Finance International SARL 6.25% 12/20/23 (Reg. S)	EUR	84,917	95,996
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		90,000	87,709
6.75% 1/15/30 (d)		160,000	155,472
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	186,163
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	101,899
5.375% 4/15/26		30,000	32,407
Golden Nugget, Inc. 6.75% 10/15/24 (d)		130,000	130,013
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		40,000	40,400
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	188,750
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	191,750
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	369,250
5.75% 2/1/27		70,000	77,350
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	185,475
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		70,000	75,054
Station Casinos LLC 4.625% 12/1/31 (d)		115,000	109,250
Studio City Finance Ltd.:
5% 1/15/29 (Reg. S)		200,000	172,975
6.5% 1/15/28 (d)		110,000	103,675
6.5% 1/15/28 (Reg. S)		200,000	188,500
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	223,750
			3,232,098
Healthcare - 6.3%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	78,502
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		70,000	67,200
4.625% 7/15/28 (d)		175,000	174,563
Bausch Health Companies, Inc. 5.5% 11/1/25 (d)		260,000	262,038
Bayer AG 3.125% 11/12/79 (Reg. S) (f)	EUR	100,000	111,478
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	20,375
Centene Corp.:
3.375% 2/15/30		160,000	157,000
4.25% 12/15/27		70,000	71,704
4.625% 12/15/29		105,000	109,181
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	19,294
4% 3/15/31 (d)		55,000	52,938
4.25% 5/1/28 (d)		120,000	119,364
Chrome Bidco SASU 3.5% 5/31/28 (Reg. S)	EUR	175,000	191,952
Chrome HoldCo 5% 5/31/29 (Reg. S)	EUR	100,000	108,975
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	71,719
5.25% 5/15/30 (d)(h)		155,000	154,334
5.625% 3/15/27 (d)		55,000	55,298
6% 1/15/29 (d)		55,000	56,011
6.125% 4/1/30 (d)		170,000	161,875
6.875% 4/15/29 (d)		75,000	74,156
8% 3/15/26 (d)		390,000	405,969
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	55,122
4.625% 6/1/30 (d)		160,000	155,662
Encompass Health Corp. 5.75% 9/15/25		15,000	15,150
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	116,888
Grifols Escrow Issuer SA:
3.875% 10/15/28 (Reg. S)	EUR	122,000	132,542
4.75% 10/15/28 (d)		200,000	199,000
Grifols SA 2.25% 11/15/27 (Reg. S)	EUR	100,000	108,996
HCA Holdings, Inc. 5.875% 2/1/29		45,000	50,850
HealthEquity, Inc. 4.5% 10/1/29 (d)		30,000	29,325
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	52,113
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	54,304
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(h)		265,000	264,338
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	49,313
3.875% 5/15/32 (d)		100,000	96,500
4.375% 6/15/28 (d)		40,000	40,106
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)		135,000	130,100
5.25% 10/1/29 (d)		35,000	34,038
Option Care Health, Inc. 4.375% 10/31/29 (d)		30,000	29,230
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	160,314
4.125% 4/30/28 (d)		80,000	78,722
5.125% 4/30/31 (d)		80,000	80,000
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)		18,000	19,215
7.375% 6/1/25 (d)		25,000	26,125
Radiology Partners, Inc. 9.25% 2/1/28 (d)		170,000	169,150
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	48,574
Sabra Health Care LP 3.9% 10/15/29		72,000	73,462
Service Corp. International 3.375% 8/15/30		300,000	280,067
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	30,038
10% 4/15/27 (d)		70,000	73,588
Teleflex, Inc. 4.625% 11/15/27		30,000	30,690
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		250,000	241,024
4.375% 1/15/30 (d)		210,000	202,368
4.625% 7/15/24		32,000	32,127
6.125% 10/1/28 (d)		240,000	240,785
6.25% 2/1/27 (d)		195,000	199,526
6.875% 11/15/31		10,000	10,800
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		75,000	68,840
4.1% 10/1/46		200,000	161,520
4.375% 5/9/30	EUR	185,000	198,032
6% 1/31/25	EUR	100,000	118,350
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		230,000	236,854
Vizient, Inc. 6.25% 5/15/27 (d)		15,000	15,375
			6,933,049
Homebuilders/Real Estate - 3.7%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	99,918
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	38,900
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		40,000	39,400
6.625% 1/15/28 (d)		5,000	5,257
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S)		200,000	34,000
6.2% 3/24/26 (Reg. S)		200,000	34,000
China Evergrande Group:
8.25% 3/23/22 (Reg. S)		200,000	35,000
8.75% 6/28/25 (Reg. S)		200,000	31,500
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	157,000
7.375% 4/9/24 (Reg. S)		200,000	151,000
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S)		200,000	166,000
Easy Tactic Ltd. 11.625% 9/3/24 (Reg. S)		200,000	68,000
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	110,000
Kaisa Group Holdings Ltd. 11.5% 1/30/23 (Reg. S)		200,000	53,413
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	54,624
5% 3/1/31		55,000	54,260
KWG Group Holdings Ltd. 5.2% 9/21/22 (Reg. S)		200,000	146,000
Modernland Overseas Pte Ltd. 3% 4/30/27 pay-in-kind (e)(f)		223,734	101,282
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		300,000	308,250
5.25% 8/1/26		100,000	102,900
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	35,438
New Metro Global Ltd.:
4.8% 12/15/24 (Reg. S)		200,000	144,000
6.8% 8/5/23 (Reg. S)		200,000	154,000
Powerlong Real Estate Holding Ltd.:
5.95% 4/30/25 (Reg. S)		200,000	144,000
6.25% 8/10/24 (Reg. S)		200,000	154,000
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		30,000	29,469
7.625% 6/15/25 (d)		25,000	26,520
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		110,000	105,325
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	66,000
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	167,000
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S)		200,000	20,000
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	76,688
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	121,000
7.5% 2/1/24 (Reg. S)		200,000	120,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	85,200
5.875% 6/15/27 (d)		55,000	58,988
Times China Holdings Ltd. 6.75% 7/8/25 (Reg. S)		200,000	96,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	15,901
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	53,321
6.5% 2/15/29 (d)		85,000	80,409
VICI Properties, Inc. 3.75% 2/15/27 (d)		205,000	202,976
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	24,589
Yango Justice International Ltd. 8.25% 11/25/23 (Reg. S)		220,000	44,000
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	244,375
			4,059,903
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	37,957
3.75% 5/1/29 (d)		35,000	34,103
4% 5/1/31 (d)		35,000	34,397
4.875% 1/15/30		320,000	330,259
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	40,800
Lindblad Expeditions LLC 6.75% 2/15/27 (d)(h)		65,000	65,731
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (d)		70,000	68,673
			611,920
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	249,575
10.125% 8/1/26 (d)		35,000	37,756
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)		90,000	88,200
6.75% 10/15/27 (d)		225,000	222,386
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	39,150
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	27,889
HUB International Ltd.:
5.625% 12/1/29 (d)		60,000	58,950
7% 5/1/26 (d)		190,000	195,035
MGIC Investment Corp. 5.25% 8/15/28		40,000	41,352
USI, Inc. 6.875% 5/1/25 (d)		275,000	275,000
			1,235,293
Leisure - 1.0%
Carnival Corp.:
5.75% 3/1/27 (d)		135,000	129,600
9.875% 8/1/27 (d)		210,000	235,463
10.5% 2/1/26 (d)		75,000	84,225
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	19,050
10.25% 2/1/26 (d)		75,000	84,938
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	23,643
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	121,293
5.375% 7/15/27 (d)		60,000	57,984
5.5% 8/31/26 (d)		135,000	131,625
9.125% 6/15/23 (d)		85,000	89,548
11.5% 6/1/25 (d)		30,000	33,150
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	36,225
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	55,875
			1,102,619
Metals/Mining - 2.7%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	70,314
Alpha Natural Resources, Inc. 9.75% 4/15/18 (c)(e)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	185,750
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		40,000	39,029
4.875% 3/1/31 (d)		40,000	39,200
Endeavour Mining PLC 5% 10/14/26 (d)		200,000	196,250
ERO Copper Corp. 6.5% 2/15/30 (d)		230,000	226,550
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		200,000	203,438
6.875% 3/1/26 (d)		200,000	206,500
6.875% 10/15/27 (d)		185,000	196,563
7.5% 4/1/25 (d)		130,000	132,925
FMG Resources (August 2006) Pty Ltd. 4.375% 4/1/31 (d)		40,000	40,250
Freeport-McMoRan, Inc.:
4.625% 8/1/30		55,000	57,219
5.4% 11/14/34		30,000	34,646
Gcm Mining Corp. 6.875% 8/9/26 (d)		200,000	194,502
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	50,513
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	109,016
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	204,413
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)		29,000	31,248
Novelis Corp. 3.875% 8/15/31 (d)		115,000	108,304
Stillwater Mining Co. 4% 11/16/26 (d)		200,000	190,840
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		200,000	197,850
VM Holding SA 6.5% 1/18/28 (d)		200,000	215,413
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	95,988
			3,026,721
Paper - 0.2%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	36,031
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	92,982
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		40,000	39,500
Mercer International, Inc. 5.125% 2/1/29		55,000	54,244
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	43,371
			266,128
Publishing/Printing - 0.2%
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	205,500
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	148,107
Carrols Restaurant Group, Inc. 5.875% 7/1/29 (d)		170,000	146,200
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	57,632
Golden Nugget, Inc. 8.75% 10/1/25 (d)		60,000	61,313
Papa John's International, Inc. 3.875% 9/15/29 (d)		25,000	23,813
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	69,665
4.75% 1/15/30 (d)		200,000	205,513
7.75% 4/1/25 (d)		20,000	20,954
			733,197
Services - 3.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		230,000	226,111
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	28,437
APCOA Parking Holdings GmbH 4.625% 1/15/27 (Reg. S)	EUR	100,000	110,832
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	159,840
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		57,000	54,731
4.625% 6/1/28 (d)		38,000	35,919
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	40,100
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	53,979
4% 7/1/29 (d)		30,000	29,625
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	413,600
CoreCivic, Inc. 8.25% 4/15/26		100,000	104,500
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	532,285
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	85,451
Hertz Corp.:
4.625% 12/1/26 (d)		55,000	53,361
5% 12/1/29 (d)		70,000	67,403
5.5% 10/15/24 (c)(d)(e)		65,000	81
6% 1/15/28 (c)(d)(e)		85,000	4,675
6.25% 10/15/22 (c)(e)		60,000	75
7.125% 8/1/26 (c)(d)(e)		85,000	4,675
IHS Markit Ltd.:
4% 3/1/26 (d)		35,000	37,275
4.75% 2/15/25 (d)		65,000	69,794
Intrum AB 4.875% 8/15/25 (Reg. S)	EUR	200,000	230,250
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	34,869
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	130,915
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	61,500
Service Corp. International 5.125% 6/1/29		35,000	36,663
Sotheby's 7.375% 10/15/27 (d)		80,000	83,114
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		200,000	197,000
The GEO Group, Inc.:
5.125% 4/1/23		50,000	48,254
5.875% 10/15/24		15,000	13,200
6% 4/15/26		170,000	139,825
Uber Technologies, Inc. 4.5% 8/15/29 (d)		395,000	383,150
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	45,563
			3,517,052
Steel - 0.9%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		132,000	140,072
Commercial Metals Co. 3.875% 2/15/31		30,000	28,626
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		150,000	153,750
JSW Steel Ltd. 3.95% 4/5/27 (d)		200,000	191,750
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		20,000	19,798
TMK Capital SA 4.3% 2/12/27 (Reg. S)		200,000	189,975
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	205,337
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	113,749
			1,043,057
Super Retail - 1.1%
Academy Ltd. 6% 11/15/27 (d)		75,000	78,375
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	20,843
4.625% 11/15/29 (d)		45,000	44,281
4.75% 3/1/30		20,000	19,709
5% 2/15/32 (d)		45,000	44,648
At Home Group, Inc.:
4.875% 7/15/28 (d)		35,000	33,450
7.125% 7/15/29 (d)		45,000	42,188
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	118,051
Carvana Co.:
4.875% 9/1/29 (d)		135,000	120,000
5.5% 4/15/27 (d)		80,000	74,512
5.875% 10/1/28 (d)		55,000	51,699
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	249,156
8.5% 10/30/25 (d)		50,000	50,691
Gap, Inc.:
3.625% 10/1/29 (d)		45,000	41,859
3.875% 10/1/31 (d)		80,000	74,242
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	191,414
			1,255,118
Technology - 4.4%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	162,563
Arcelik A/S 5% 4/3/23 (d)		200,000	201,975
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		35,000	33,050
6.125% 12/1/28 (d)		10,000	9,713
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	57,551
Block, Inc.:
2.75% 6/1/26 (d)		75,000	72,703
3.5% 6/1/31 (d)		75,000	71,438
CA Magnum Holdings 5.375% (d)(i)		400,000	407,880
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	152,078
CDK Global, Inc.:
4.875% 6/1/27		80,000	82,112
5.25% 5/15/29 (d)		35,000	36,418
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	79,083
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	106,781
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	65,625
Elastic NV 4.125% 7/15/29 (d)		40,000	37,400
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	129,868
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		205,000	210,125
II-VI, Inc. 5% 12/15/29 (d)		45,000	44,912
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		200,000	201,000
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	195,288
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	96,000
5% 12/15/27 (d)		100,000	102,875
5.625% 2/15/29 (d)		65,000	67,600
MercadoLibre, Inc. 3.125% 1/14/31		200,000	180,120
MicroStrategy, Inc. 6.125% 6/15/28 (d)		185,000	176,675
NCR Corp. 5.125% 4/15/29 (d)		45,000	44,901
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	32,576
onsemi 3.875% 9/1/28 (d)		70,000	69,561
Open Text Corp. 3.875% 12/1/29 (d)		70,000	67,227
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)		95,000	92,806
4.125% 12/1/31 (d)		70,000	67,550
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	112,942
3.375% 4/23/26 (Reg. S)	EUR	100,000	117,515
Qorvo, Inc. 4.375% 10/15/29		45,000	46,519
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	93,321
5.375% 12/1/28 (d)		30,000	27,975
Roblox Corp. 3.875% 5/1/30 (d)		185,000	178,988
Sensata Technologies BV 4% 4/15/29 (d)		65,000	63,877
SoftBank Group Corp.:
3.875% 7/6/32 (Reg. S)	EUR	250,000	242,845
4.625% 7/6/28 (Reg. S)		200,000	186,428
Synaptics, Inc. 4% 6/15/29 (d)		30,000	29,418
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	57,338
Twilio, Inc.:
3.625% 3/15/29		45,000	43,173
3.875% 3/15/31		45,000	43,088
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		115,000	120,207
7.5% 9/15/27 (d)		90,000	95,832
Unisys Corp. 6.875% 11/1/27 (d)		30,000	31,950
			4,846,870
Telecommunications - 7.2%
Altice Financing SA 5.75% 8/15/29 (d)		225,000	210,198
Altice France Holding SA 6% 2/15/28 (d)		75,000	68,438
Altice France SA:
4.25% 10/15/29 (Reg. S)	EUR	120,000	128,019
5.125% 1/15/29 (d)		50,000	46,500
5.125% 7/15/29 (d)		120,000	111,108
5.5% 1/15/28 (d)		130,000	124,007
8.125% 2/1/27 (d)		245,000	259,024
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		340,000	353,175
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	28,130
5.625% 9/15/28 (d)		20,000	19,090
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)		50,000	49,000
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	130,808
CT Trust 5.125% 2/3/32 (d)		200,000	203,950
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	146,438
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	54,450
5.875% 10/15/27 (d)		50,000	51,485
5.875% 11/1/29		14,771	14,222
6% 1/15/30 (d)		95,000	91,694
6.75% 5/1/29 (d)		60,000	60,150
Holdco SASU 5.125% 10/15/26 (Reg. S)	EUR	115,000	131,621
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	210,500
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		200,000	87,250
6.5% 1/27/30 (c)(d)		335,000	335,000
8.5% 10/15/24 (d)(e)		45,000	20,250
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	392,280
6.75% 10/15/27 (d)		90,000	93,526
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	86,688
4.25% 7/1/28 (d)		75,000	71,554
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	201,500
Lumen Technologies, Inc.:
5.125% 12/15/26 (d)		150,000	151,007
5.375% 6/15/29 (d)		200,000	189,618
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	227,503
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		50,000	47,625
6% 2/15/28 (d)		20,000	18,806
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	109,728
Sable International Finance Ltd. 5.75% 9/7/27 (d)		293,000	298,860
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	50,538
SBA Communications Corp.:
3.125% 2/1/29		100,000	93,195
3.875% 2/15/27		220,000	222,200
Sprint Capital Corp. 8.75% 3/15/32		530,000	738,025
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	113,890
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	206,267
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	100,000	113,508
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)		45,000	27,685
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	203,788
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	193,500
Uniti Group, Inc. 6% 1/15/30 (d)		210,000	192,150
Virgin Media Secured Finance PLC 5.5% 5/15/29 (d)		170,000	173,238
Vodafone Group PLC 3% 8/27/80 (Reg. S) (f)	EUR	100,000	109,003
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	172,832
Windstream Escrow LLC 7.75% 8/15/28 (d)		295,000	297,493
WP/AP Telecom Holdings III BV 5.5% 1/15/30 (Reg. S)	EUR	131,000	143,819
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	108,584
6.125% 3/1/28 (d)		60,000	56,604
			8,039,521
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (d)		75,000	66,938
4.25% 3/15/29 (d)		40,000	36,812
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	111,606
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	48,181
			263,537
Transportation Ex Air/Rail - 0.7%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	130,618
1.75% 6/26/26 (Reg. S)	EUR	100,000	113,861
1.875% 9/26/29 (Reg. S)	EUR	100,000	111,781
2% 12/4/28 (Reg. S)	EUR	100,000	113,879
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	40,900
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (d)		15,000	14,888
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	116,119
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	108,788
			750,834
Utilities - 4.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	41,173
DCP Midstream Operating LP 5.625% 7/15/27		20,000	21,567
DPL, Inc.:
4.125% 7/1/25		180,000	183,473
4.35% 4/15/29		215,000	220,107
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		100,000	101,050
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	200,850
InterGen NV 7% 6/30/23 (d)		845,000	828,041
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		100,000	91,675
NextEra Energy Partners LP 4.25% 9/15/24 (d)		4,000	4,125
NRG Energy, Inc.:
3.375% 2/15/29 (d)		25,000	23,094
3.875% 2/15/32 (d)		115,000	108,129
5.25% 6/15/29 (d)		60,000	61,740
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	8,742
3.95% 12/1/47		55,000	49,304
4.55% 7/1/30		415,000	431,853
4.95% 7/1/50		415,000	423,685
PG&E Corp.:
5% 7/1/28		375,000	375,000
5.25% 7/1/30		205,000	203,243
Pike Corp. 5.5% 9/1/28 (d)		180,000	175,950
Public Power Corp. of Greece 3.875% 3/30/26 (Reg. S)	EUR	142,000	159,436
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	72,284
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		167,740	178,675
Teollisuuden Voima Oyj 1.375% 6/23/28 (Reg. S)	EUR	198,000	214,855
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	162,000
Vertiv Group Corp. 4.125% 11/15/28 (d)		95,000	92,578
Vistra Operations Co. LLC:
5.5% 9/1/26 (d)		45,000	45,900
5.625% 2/15/27 (d)		60,000	61,202
			4,539,731
TOTAL NONCONVERTIBLE BONDS			87,383,688
TOTAL CORPORATE BONDS (Cost $92,492,762)			88,727,113

Government Obligations - 0.9%
		Principal Amount (a)	Value ($)
Germany - 0.6%
German Federal Republic 0% 9/16/22 (Reg. S)	EUR	625,000	705,013
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S)		200,000	97,663
7.55% 3/28/30 (Reg. S)		200,000	97,413
7.85% 3/14/29(Reg. S)		200,000	97,413
TOTAL SRI LANKA			292,489
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,308,234)			997,502

Common Stocks - 3.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (c)(j)	3,510	20,744
Energy - 2.1%
California Resources Corp.	8,829	376,292
California Resources Corp. warrants 10/27/24 (j)	530	7,950
Chesapeake Energy Corp.	4,294	292,722
Chesapeake Energy Corp. (b)	85	5,794
Denbury, Inc. (j)	4,360	327,610
Denbury, Inc. warrants 9/18/25 (j)	1,038	44,655
EP Energy Corp. (c)(j)	7,975	709,456
Jonah Energy Parent LLC (c)(j)	3,631	233,292
Mesquite Energy, Inc. (c)(j)	3,543	127,488
Noble Finance Co. (j)	146	3,605
Noble Finance Co. (d)	58	1,432
Noble Finance Co.:
warrants 2/5/28 (j)	600	4,800
warrants 2/5/28 (j)	600	4,506
Superior Energy Services, Inc. Class A (c)	609	15,591
Tidewater, Inc.:
warrants 11/14/42 (j)	5,448	84,999
warrants 11/14/42 (j)	1,897	29,597
Valaris Ltd. (j)	1,426	59,165
TOTAL ENERGY		2,328,954
Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(j)	125,816	193,757
Food & Drug Retail - 0.2%
Northeast Grocery, Inc. (b)(c)	12,754	5,075
Southeastern Grocers, Inc. (b)(c)(j)	7,744	176,796
TOTAL FOOD & DRUG RETAIL		181,871
Gaming - 0.2%
Boyd Gaming Corp.	4,600	273,516
Healthcare - 0.1%
HCA Holdings, Inc.	400	96,020
Services - 0.1%
United Rentals, Inc. (j)	400	128,048
Telecommunications - 0.1%
Frontier Communications Parent, Inc. (j)	2,314	61,691
Utilities - 0.3%
NRG Energy, Inc.	3,200	127,776
Vistra Corp.	9,795	213,629
TOTAL UTILITIES		341,405
TOTAL COMMON STOCKS (Cost $2,969,456)		3,626,006

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Utilities - 0.2%
PG&E Corp. (Cost $152,083)	1,400	169,898

Bank Loan Obligations - 2.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 12/9/25 (f)(g)(k)	76,643	75,795
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 2/1/27 (f)(g)(k)	28,627	28,328
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(g)(k)	169,150	166,190
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 10/1/25 (f)(g)(k)	33,627	33,383
TOTAL CHEMICALS		199,573
Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(k)	14,963	14,946
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(k)	24,875	24,502
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (c)(f)(g)(k)	70,448	70,448
TOTAL CONSUMER PRODUCTS		109,896
Diversified Financial Services - 0.1%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(g)(k)	13,081	13,057
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (f)(g)(k)	15,331	15,250
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(g)(k)	39,819	39,819
TOTAL DIVERSIFIED FINANCIAL SERVICES		68,126
Energy - 0.2%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(k)	47,745	47,745
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(k)	9,775	9,653
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(k)	137,415	137,243
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (f)(g)(k)	96,380	78,137
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(k)(l)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(k)(l)	28,000	0
TOTAL ENERGY		272,778
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (f)(g)(k)	10,000	9,973
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(k)	35,000	34,984
TOTAL HEALTHCARE		44,957
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (f)(g)(k)	37,135	30,567
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(k)	5,000	4,998
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (f)(g)(k)	4,776	4,729
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (f)(g)(k)	63,375	62,791
TOTAL INSURANCE		72,518
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (f)(g)(k)	4,813	4,801
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(f)(g)(k)	30,000	29,850
Services - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (f)(g)(k)	5,000	5,050
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (f)(g)(k)	10,000	10,047
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(k)	220,000	219,919
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(k)	95,000	94,430
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 1/23/27 (f)(g)(k)	14,775	14,775
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(k)	39,700	39,664
TOTAL SERVICES		383,885
Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(k)	158,403	158,238
Technology - 0.4%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (f)(g)(k)	116,024	104,514
athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(k)(l)	85,507	85,098
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (g)(k)(l)	14,493	14,423
MH Sub I LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(g)(k)	14,962	14,878
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.855% 5/4/26 (f)(g)(k)	19,550	19,510
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(k)	199,251	198,594
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (f)(g)(k)	20,000	20,142
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 2/28/27 (f)(g)(k)	14,738	14,655
TOTAL TECHNOLOGY		471,814
Telecommunications - 0.4%
Altice France SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (f)(g)(k)	373,905	371,288
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(k)(m)	15,402	15,402
TOTAL TELECOMMUNICATIONS		386,690
TOTAL BANK LOAN OBLIGATIONS (Cost $2,408,935)		2,337,816

Preferred Securities - 5.2%
		Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 3.875% (Reg. S) (f)(i)	EUR	100,000	116,884
Banks & Thrifts - 3.1%
AIB Group PLC 5.25% (Reg. S) (f)(i)	EUR	200,000	234,311
Axis Bank GIFT City 4.1% (Reg. S) (f)(i)		200,000	194,100
Banco de Sabadell SA 5% (Reg. S) (f)(i)	EUR	200,000	218,230
Banco Mercantil del Norte SA 6.875% (d)(f)(i)		200,000	201,100
Bangkok Bank Ltd. PCL 5% (Reg. S) (f)(i)		200,000	203,538
Bank of America Corp.:
4.3% (f)(i)		60,000	59,100
5.875% (f)(i)		190,000	200,925
Bank of Communications Co. Ltd. 3.8% (Reg. S) (f)(i)		200,000	206,700
Citigroup, Inc.:
4% (f)(i)		140,000	138,250
4.7% (f)(i)		90,000	90,117
5% (f)(i)		180,000	182,005
5.35% (f)(i)		350,000	356,563
5.95% (f)(i)		305,000	311,863
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		200,000	208,000
Itau Unibanco Holding SA 6.125% (d)(f)(i)		200,000	197,815
JPMorgan Chase & Co. 4.6% (f)(i)		135,000	134,679
Tinkoff Credit Systems 6% (d)(f)(i)		100,000	91,200
UniCredit SpA 9.25% (Reg. S) (f)(i)	EUR	200,000	230,307
TOTAL BANKS & THRIFTS			3,458,803
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		200,000	200,302
Diversified Financial Services - 0.4%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		200,000	198,752
LeasePlan Corp. NV 7.375% (Reg. S) (f)(i)	EUR	200,000	245,728
TOTAL DIVERSIFIED FINANCIAL SERVICES			444,480
Homebuilders/Real Estate - 0.3%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (f)(i)		200,000	187,000
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	157,000
Yuzhou Properties Co. 5.375% (Reg. S) (f)(i)		200,000	20,000
TOTAL HOMEBUILDERS/REAL ESTATE			364,000
Technology - 0.4%
Network i2i Ltd.:
3.975% (Reg. S) (f)(i)		200,000	195,600
5.65% (Reg. S) (f)(i)		200,000	206,850
TOTAL TECHNOLOGY			402,450
Telecommunications - 0.3%
Telefonica Europe BV:
2.376% (Reg. S) (f)(i)	EUR	100,000	104,200
3.875% (Reg. S) (f)(i)	EUR	200,000	233,941
TOTAL TELECOMMUNICATIONS			338,141
Utilities - 0.4%
EDF SA:
3.375% (f)(i)	EUR	200,000	218,263
5.375% (f)(i)	EUR	100,000	120,084
Veolia Environnement SA 2.5% (Reg. S) (f)(i)	EUR	100,000	109,255
TOTAL UTILITIES			447,602
TOTAL PREFERRED SECURITIES (Cost $6,035,930)			5,772,662

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (n) (Cost $8,119,895)	8,118,364	8,119,988

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $113,487,295)	109,750,985
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,106,456
NET ASSETS - 100.0%	110,857,441

Currency Abbreviations
EUR	-	European Monetary Unit
HKD	-	Hong Kong dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $626,835 or 0.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,088,752 or 51.5% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,567 and $2,567, respectively.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	805
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	47,694
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	27,566
New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261
Northeast Grocery, Inc.	11/08/21	5,075
Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	9,212,366	56,276,828	57,369,206	2,621	-	-	8,119,988	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	44,250	44,250	2	-	-	-	0.0%
Total	9,212,366	56,321,078	57,413,456	2,623	-	-	8,119,988

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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